Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Common Stock
As of December 31, 2025 and 2024, the common stock of Cemex, S.A.B. de C.V. was presented as follows:

	2025		2024

Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,016,656,496	14,508,328,248	29,016,656,496	14,508,328,248
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
	29,898,099,326	14,949,049,663	29,898,099,326	14,949,049,663

1	As of December 31, 2025 and 2024, 13,068,000,000 shares correspond to the fixed portion, and 31,779,148,989 shares correspond to the variable portion, respectively.

2
Series “A” or Mexican shares must represent at least 64% of Cemex, S.A.B. de C.V.’s capital stock; Series “B” or free subscription shares must represent at most 36% of Cemex, S.A.B. de C.V.’s capital stock.

Summary of other Equity Reserves and Subordinated Notes
As of December 31, 2025 and 2024, other equity reserves and subordinated notes were integrated as follows:

		2025	2024
Other equity reserves	$	(2,429)	(2,756)
Subordinated notes		1,983	1,986
	$	(446)	(770)

Summary of Other Equity Reserves
As of December 31, 2025 and 2024, other equity reserves are detailed as follows:

	2025	2024
Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$(646)	(1,066)
Cumulative actuarial losses	(336)	(324)
Cumulative coupons accrued under perpetual debentures	(1,070)	(1,070)
Cumulative coupons accrued and premiums paid on subordinated notes	(474)	(347)
Other effects	97	51
	$(2,429)	(2,756)

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2025, 2024 and 2023, the foreign exchange fluctuations included in the comprehensive income (note 3.3), were as follows:

	2025	2024	2023
Foreign currency translation results 1	$758	(275)	356
Foreign exchange fluctuations from debt related to the acquisition of foreign entities	(118)	68	(28)
Foreign exchange fluctuations from intercompany balances	(303)	1	(73)
	$337	(206)	255

1
These effects relate to the translation of foreign subsidiaries’ financial statements, include changes in the fair value of financial derivative instruments designated to hedge a net investment (notes 3.4 and 18.4).